Other Equity Instruments - Summary of Other Equity Instruments (Parenthetical) (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
300m Step-up Callable Perpetual Reserve Capital Instruments
Disclosure of other equity instruments [line items]
Capital securities	£ 300	£ 300
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	500	500
750m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	750	750
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	500	500
500m Fixed Rate Reset Perpetual AT1 Capital Securities
Disclosure of other equity instruments [line items]
Capital securities	£ 500	£ 500